Derivative Instruments and Hedging Activities (Notes)	12 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company selectively uses derivative instruments to reduce market risk associated with changes in foreign currency, commodities, stock-based compensation liabilities and interest rates. Under Company policy, the use of derivatives is restricted to those intended for hedging purposes; the use of any derivative instrument for speculative purposes is strictly prohibited. A description of each type of derivative utilized by the Company to manage risk is included in the following paragraphs. In addition, refer to Note 11, "Fair Value Measurements," of the notes to consolidated financial statements for information related to the fair value measurements and valuation methods utilized by the Company for each derivative type.

The Company has global operations and participates in the foreign exchange markets to minimize its risk of loss from fluctuations in foreign currency exchange rates. The Company primarily uses foreign currency exchange contracts to hedge certain of its foreign exchange rate exposures. The Company hedges 70% to 90% of the nominal amount of each of its known foreign exchange transactional exposures.

The Company has entered into cross-currency interest rate swaps to selectively hedge portions of its net investment in Japan. The currency effects of the cross-currency interest rate swaps are reflected in the AOCI account within shareholders’ equity attributable to Johnson Controls, Inc. where they offset gains and losses recorded on the Company’s net investment in Japan. At September 30, 2015 and 2014, the Company had four cross-currency interest rate swaps outstanding totaling 20 billion yen.

The Company uses commodity hedge contracts in the financial derivatives market in cases where commodity price risk cannot be naturally offset or hedged through supply base fixed price contracts. Commodity risks are systematically managed pursuant to policy guidelines. As cash flow hedges, the effective portion of the hedge gains or losses due to changes in fair value are initially recorded as a component of AOCI and are subsequently reclassified into earnings when the hedged transactions, typically sales, occur and affect earnings. Any ineffective portion of the hedge is reflected in the consolidated statements of income. The maturities of the commodity hedge contracts coincide with the expected purchase of the commodities. The Company had the following outstanding contracts to hedge forecasted commodity purchases:

		Volume Outstanding as of
Commodity	Units	September 30, 2015	September 30, 2014
Copper	Pounds	14,648,000	9,536,000
Lead	Metric Tons	6,785	5,200
Aluminum	Metric Tons	5,700	—
Tin	Metric Tons	2,080	2,070

The Company selectively uses equity swaps to reduce market risk associated with certain of its stock-based compensation plans, such as its deferred compensation plans. These equity compensation liabilities increase as the Company’s stock price increases and decrease as the Company’s stock price decreases. In contrast, the value of the swap agreement moves in the opposite direction of these liabilities, allowing the Company to fix a portion of the liabilities at a stated amount. As of September 30, 2015 and 2014, the Company had hedged approximately 4.0 million and 4.4 million shares of its common stock, respectively.

The Company selectively uses interest rate swaps to reduce market risk associated with changes in interest rates for its fixed-rate notes. As fair value hedges, the interest rate swaps and related debt balances are valued under a market approach using publicized swap curves. Changes in the fair value of the swap and hedged portion of the debt are recorded in the consolidated statements of income. In the second quarter of fiscal 2011, the Company entered into one fixed to floating interest rate swap totaling $100 million to hedge the coupon of its 5.8% notes that matured November 2012, two fixed to floating interest rate swaps totaling $300 million to hedge the coupon of its 4.875% notes that matured in September 2013 and five fixed to floating interest rate swaps totaling $450 million to hedge the coupon of its 1.75% notes that matured in March 2014. In the fourth quarter of fiscal 2013, the Company entered into one fixed to floating interest rate swap totaling approximately $125 million to hedge the coupon of its 7.7% notes that matured in March 2015 and four fixed to floating interest rate swaps totaling $800 million to hedge the coupon of its 5.5% notes maturing January 2016. In the third quarter of fiscal 2014, the Company entered into four fixed to floating interest rate swaps totaling $400 million to hedge the coupon of its 2.6% notes maturing December 2016, three fixed to floating interest rate swaps totaling $300 million to hedge the coupon of its 1.4% notes maturing November 2017 and one fixed to floating interest rate swap totaling $150 million to hedge the coupon of its 7.125% notes maturing July 2017. There were twelve interest rate swaps outstanding as of September 30, 2015 and thirteen interest rate swaps outstanding as of September 30, 2014.

In September 2005, the Company entered into three forward treasury lock agreements to reduce the market risk associated with changes in interest rates associated with the Company’s anticipated fixed-rate note issuance to finance the acquisition of York International Corp. (cash flow hedge). The three forward treasury lock agreements, which had a combined notional amount of $1.3 billion, fixed a portion of the future interest cost for 5-year, 10-year and 30-year notes. The fair value of each treasury lock agreement, or the difference between the treasury lock reference rate and the fixed rate at time of note issuance, is amortized to interest expense over the life of the respective note issuance. In January 2006, in connection with the Company’s debt refinancing, the three forward treasury lock agreements were terminated.

The following table presents the location and fair values of derivative instruments and hedging activities included in the Company’s consolidated statements of financial position (in millions):

	Derivatives and Hedging Activities Designated as Hedging Instruments under ASC 815		Derivatives and Hedging Activities Not Designated as Hedging Instruments under ASC 815
	September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014
Other current assets
Foreign currency exchange derivatives	$31	$21	$27	$13
Interest rate swaps	1	—	—	—
Cross-currency interest rate swaps	5	15	—	—
Other noncurrent assets
Interest rate swaps	5	2	—	—
Equity swap	—	—	164	192
Total assets	$42	$38	$191	$205

Other current liabilities
Foreign currency exchange derivatives	$37	$22	$26	$11
Commodity derivatives	7	3	—	—
Cross-currency interest rate swaps	1	—	—	—
Current portion of long-term debt
Fixed rate debt swapped to floating	801	125	—	—
Long-term debt
Fixed rate debt swapped to floating	855	1,649	—	—
Other noncurrent liabilities
Interest rate swaps	—	3	—	—
Total liabilities	$1,701	$1,802	$26	$11

The Company enters into International Swaps and Derivatives Associations (ISDA) master netting agreements with counterparties that permit the net settlement of amounts owed under the derivative contracts. The master netting agreements generally provide for net settlement of all outstanding contracts with a counterparty in the case of an event of default or a termination event. The Company has not elected to offset the fair value positions of the derivative contracts recorded in the consolidated statements of financial position. Collateral is generally not required of the Company or the counterparties under the master netting agreements. As of September 30, 2015 and September 30, 2014, no cash collateral was received or pledged under the master netting agreements.
The gross and net amounts of derivative assets and liabilities were as follows (in millions):

	Fair Value of Assets		Fair Value of Liabilities
	September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014
Gross amount recognized	$233	$243	$1,727	$1,813
Gross amount eligible for offsetting	(8)	(11)	(8)	(11)
Net amount	$225	$232	$1,719	$1,802

The following tables present the location and amount of the effective portion of gains and losses gross of tax on derivative instruments and related hedge items reclassified from AOCI into the Company’s consolidated statements of income for the fiscal years ended September 30, 2015 and 2014 and amounts recorded in AOCI net of tax in the consolidated statements of financial position (in millions):

	Location of Gain (Loss) Reclassified from AOCI into Income	Amount of Gain (Loss) Reclassified from AOCI into Income
Derivatives in ASC 815 Cash Flow Hedging Relationships		Year Ended September 30,
		2015	2014
Foreign currency exchange derivatives	Cost of sales	$1	$(2)
Commodity derivatives	Cost of sales	(11)	1
Forward treasury locks	Net financing charges	1	1
Total		$(9)	$—

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in AOCI on Derivative
	September 30, 2015	September 30, 2014
Foreign currency exchange derivatives	$(5)	$—
Commodity derivatives	(7)	(2)
Forward treasury locks	5	6
Total	$(7)	$4

	Location of Gain (Loss) Recognized in Income on Derivative	Amount of Gain (Loss) Recognized in Income on Derivative
Derivatives in ASC 815 Fair Value Hedging Relationships		Year Ended September 30,
		2015	2014	2013
Interest rate swap	Net financing charges	$7	$5	$(2)
Fixed rate debt swapped to floating	Net financing charges	(7)	(5)	2
Total		$—	$—	$—

	Location of Gain (Loss) Recognized in Income on Derivative	Amount of Gain (Loss) Recognized in Income on Derivative
Derivatives Not Designated as Hedging Instruments under ASC 815		Year Ended September 30,
		2015	2014	2013
Foreign currency exchange derivatives	Cost of sales	$(3)	$1	$(8)
Foreign currency exchange derivatives	Net financing charges	(12)	18	25
Foreign currency exchange derivatives	Provision for income taxes	—	—	(5)
Equity swap	Selling, general and administrative	(9)	(1)	65
Total		$(24)	$18	$77

The amount of gains recognized in cumulative translation adjustment (CTA) within AOCI on the effective portion of outstanding net investment hedges was $2 million and $9 million at September 30, 2015 and 2014, respectively. For the years ended September 30, 2015 and 2014, no gains or losses were reclassified from CTA into income for the Company’s outstanding net investment hedges, and no gains or losses were recognized in income for the ineffective portion of cash flow hedges.